Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Accounts Receivable for Services
Accounts receivable for these services, which are not eliminated during consolidation, are presented in the table below (in thousands).

	December 31, 2013	December 31, 2012
Accounts receivable for NPL services	$10,787	$8,179

Schedule of Segment Reporting Information

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2013 is as follows (thousands of dollars):

2013	Gas Operations	Construction Services	Adjustments (a)		Total
Revenues from unaffiliated customers	$1,300,154	$562,475			$1,862,629
Intersegment sales	—	88,153			88,153

Total	$1,300,154	$650,628			$1,950,782

Interest revenue	$456	$5			$461

Interest expense	$62,555	$1,145			$63,700

Depreciation and amortization	$193,848	$42,969			$236,817

Income tax expense	$65,377	$12,565			$77,942

Segment net income	$124,169	$21,151			$145,320

Segment assets	$4,272,029	$293,811	$(666)		$4,565,174

Capital expenditures	$314,578	$49,698			$364,276

2012	Gas Operations	Construction Services	Adjustments		Total
Revenues from unaffiliated customers	$1,321,728	$522,676			$1,844,404
Intersegment sales	—	83,374			83,374

Total	$1,321,728	$606,050			$1,927,778

Interest revenue	$915	$9			$924

Interest expense	$66,957	$1,063			$68,020

Depreciation and amortization	$186,035	$37,387			$223,422

Income tax expense	$64,973	$10,303			$75,276

Segment net income	$116,619	$16,712			$133,331

Segment assets	$4,204,948	$283,109			$4,488,057

Capital expenditures	$308,951	$86,761			$395,712

2011	Gas Operations	Construction Services	Adjustments	Total
Revenues from unaffiliated customers	$1,403,366	$391,701		$1,795,067
Intersegment sales	—	92,121		92,121

Total	$1,403,366	$483,822		$1,887,188

Interest revenue	$465	$20		$485

Interest expense	$68,777	$825		$69,602

Depreciation and amortization	$175,253	$25,216		$200,469

Income tax expense	$49,576	$13,727		$63,303

Segment net income	$91,420	$20,867		$112,287

Segment assets	$4,048,613	$227,394		$4,276,007

Capital expenditures	$305,542	$75,449		$380,991

(a) Construction services segment assets include income taxes payable of $666,000 in 2013, which was netted against gas operations segment income taxes receivable, net during consolidation.